Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Inputs Related to Fair Value of Share Options
Regarding the aforementioned share-based payment arrangements issued during 2024, the fair value at the grant dates of the Company’s second employee restricted stock awards plan and USISH’s 2023 restricted stocks were measured by using the market price basis and the Black-Scholes Option Pricing Model incorporating the effect of the lock-up period, respectively. The inputs to the models were as follows:
Restricted stock plan

USISH’s 2023 restricted stocks plan (2024 granted)

Share price at the grant date	RMB14.19 per share
Exercise price	RMB14.35 per share
Expected volatility (%)	35.02-37.02
Lock-up periods (years)	1.0-2.0
Expected dividend yield	-
Risk free interest rate (%)	2.11-2.27

ASE Inc. option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about the share option plans that the Company granted and assumed were as follows:

	$	$	$	$	$	$
	For the Year Ended December 31
	2023		2024		2025
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance at January 1	81,262	$50.2	212,240	$89.1	188,101	$89.6
Options granted	150,000	107.0	-	-	-	-
Options expired	-	-	-	-	(213)	73.0
Options forfeited	(1,471)	66.9	(5,873)	103.7	(3,765)	93.5
Options exercised	(17,551)	50.9	(18,266)	48.0	(32,981)	79.1

Balance at December 31	212,240	89.1	188,101	89.6	151,142	87.8

Options exercisable, end of year	62,505	46.5	44,242	44.3	66,837	72.9

Fair value of options granted (NT$)	29.7-35.1		-		-

Summary of Outstanding Share Options
Information about the outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Remaining Contractual Life (Years)

December 31, 2024

ASE 5 th share options	$73.0	0.7
The Company 1 st share options	42.7	3.9
The Company 2 nd share options	103.5	8.6

December 31, 2025

The Company 1 st share options	41.1	2.9
The Company 2 nd share options	99.7	7.6

USISH option plans [member]
Statement [LineItems]
Summary of Information About Share Options
Information about share options was as follows:

	$		$		$		$		$		$
	For the Year Ended December 31
	2023				2024				2025
	Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)		Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)		Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)

Balance at January 1		20,246		$14.5		29,728		$14.7		17,001		$15.1
Options granted		14,506		14.5		-		-		-		-
Options expired		(1,204)		14.1		(1,027)		14.2		(3,719)		15.2
Options forfeited		(695)		13.6		(7,855)		14.3		(185)		15.4
Options exercised		(3,125)		12.1		(3,845)		12.7		(13,097)		15.0

Balance at December 31		29,728		14.7		17,001		15.1		-		-

Options exercisable, end of year		15,310		14.9		17,001		15.1		-		-

Fair value of options granted (RMB)		3.8-4.7				-				-

Summary of Outstanding Share Options
Information about USISH’s outstanding share options at balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2024

2015 share options	$15.5	0.9
2023 share options	14.3	1.8

Summary of Information About Restricted Shares
Information about restricted stocks was as follows:

	$		$		$		$		$		$
	For the Year Ended December 31
	2023				2024				2025
	Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)		Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)		Number of Options (In Thousands)		Weighted Average Exercise Price Per Share (RMB)

Balance at January 1		1,984		$10.7		372		$14.5		2,919		$ 14.4
Stocks granted		372		14.5		5,722		14.4		-		-
Stocks exercised		(1,966)		10.8		-		-		(2,907)		14.4
Stocks forfeited		(18)		-		(3,175)		14.4		(12)		14.5

Balance at December 31		372		14.5		2,919		14.4		-		-

Options exercisable, end of year		-		-		-		-		-		-

Fair value of restricted stocks granted (RMB)		12.2- 13.0				11.6- 12.4				-

Summary of Outstanding Restricted Shares
Information about USISH’s outstanding restricted stocks at balance sheet date was as follows:

	Range of Exercise Price Per Share (RMB)	Remaining Contractual Life (Years)

December 31, 2024

2023 restricted stocks (2024 granted)	$14.4	2.0
2023 restricted stocks (2023 granted)	14.5	1.9

Employee Restricted Stock Award [Member]
Statement [LineItems]
Summary of Information About Restricted Shares
Information about employee restricted stock awards was as follows:

	For the Year Ended December 31
	2023	2024	2025
	(in thousand shares)	(in thousand shares)	(in thousand shares)

Balance at January 1	10,000	4,965	16,500
Shares granted	-	16,500	-
Shares unrestricted	(4,950)	-	(5,375)
Shares forfeited	(70)	(4,965)	(255)
Shares awaiting canceled	(15)	-	-

Balance at December 31	4,965	16,500	10,870

AMPI Option Plans [Member]
Statement [LineItems]
Summary of Information About Share Options	Information about share options was as follows:

	$		$		$		$		$		$
	For the Year Ended December 31
	2023				2024				2025
	Number of Options (In Thousands)		Exercise Price Per Share (NT$)		Number of Options (In Thousands)		Exercise Price Per Share (NT$)		Number of Options (In Thousands)		Exercise Price Per Share (NT$)

Balance at January 1		3,100		$30.0		3,100		$30.0		3,100		$29.7

Balance at December 31		3,100		30.0		3,100		29.7		3,100		29.7

Options exercisable, end of year		-		-		1,550		29.7		2,325		29.7

Summary of Outstanding Share Options
Information about AMPI’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Remaining Contractual Life (Years)

December 31, 2024

2022 share options	$29.7	7.3

December 31, 2025

2022 share options	29.7	6.3